Basis of Presentation of the Consolidated Financial Statements - Ownership in Associates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
GNL Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	33.33%	33.33%
Percentage of total ownership interest	33.33%	33.33%
Proportion of indirect ownership interest in associates and joint ventures	33.33%	33.33%
Energia Marina SpA [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	25.00%
Percentage of total ownership interest	25.00%
Proportion of indirect ownership interest in associates and joint ventures	25.00%
Aysen Energia S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	51.00%	51.00%
Proportion of indirect ownership interest in associates and joint ventures	51.00%	51.00%
Total proportion of ownership interest in associates and joint ventures	51.00%	51.00%
Aysen Transmision S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	51.00%	51.00%
Proportion of indirect ownership interest in associates and joint ventures	51.00%	51.00%
Total proportion of ownership interest in associates and joint ventures	51.00%	51.00%
Centrales Hidroelectricas de Aysen S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect		51.00%
Proportion of indirect ownership interest in associates and joint ventures		51.00%
Total proportion of ownership interest in associates and joint ventures		51.00%
Transmisora Electrica de Quillota Ltda. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Indirect	50.00%	50.00%
Proportion of indirect ownership interest in associates and joint ventures	50.00%	50.00%
Total proportion of ownership interest in associates and joint ventures	50.00%	50.00%